Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Federal net operating loss	$ 79,356	$ 76,792
State net operating loss	46,571	36,285
Foreign net operating loss	35,710	32,895
Research and development expense	4,038	3,246
Tax credits	20,040	20,894
Stock options	28,830	36,485
Accruals	5,719	8,306
Equity investments	8,454	7,011
Bad debts	20,302	14,283
Lease liability	2,205	3,233
Foreign credits	11,113	10,253
Available for sale securities	2,406	4,792
Other	17,448	7,795
Deferred income tax assets	282,192	262,270
Deferred income tax liabilities:
Intangible assets	(280,962)	(354,043)
Fixed assets	(5,572)	(13,710)
Other	(2,325)	(2,121)
Deferred income tax liabilities	(288,859)	(369,874)
Net deferred income tax liabilities	(6,667)	(107,604)
Valuation allowance	(142,062)	(55,415)
Net deferred income tax liabilities	148,729	163,019
Deferred tax liabilities, net	$ (148,729)	$ (165,331)